Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax Receivable	$ 224	$ 188	$ 575
Advanced payment to suppliers	1,025	220	43
Deposits, current	3	5	5
Other current assets		1	4
Total other current assets	$ 1,252	$ 414	$ 627